Working Capital - Additional Information (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012
Working Capital [Abstract]
Excess of current liabilities over current assets	$ 128,074
Construction installments for the period ending June 30, 2013	$ 448,685